Non-Covered Loans and Allowance for Non-Covered Loan Losses (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Total loans	$ 3,714,837		$ 3,514,646			$ 3,152,396
Allowance for loan losses	(36,431)		(33,241)			(3,409)
Non-covered loans, net	3,678,406		3,481,405			3,148,987
Non-covered loans
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Total loans	3,714,837		3,514,646			3,152,396
Allowance for loan losses	(36,431)	(34,645)	(33,241)	(26,237)	(16,637)	(3,409)
Non-covered loans, net	3,678,406		3,481,405			3,148,987
Non-covered loans | Commercial and Industrial
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Total loans	1,681,655		1,637,266			1,660,293
Allowance for loan losses	(18,062)	(16,726)	(16,865)	(13,806)	(8,812)	(1,845)
Non-covered loans | Real estate
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Total loans	1,586,535		1,457,253			1,184,914
Allowance for loan losses	(9,998)	(9,682)	(8,331)	(5,339)	(3,522)	(977)
Non-covered loans | Construction and Land Development
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Total loans	391,611		364,551			280,483
Allowance for loan losses	(8,086)	(8,096)	(7,957)	(7,050)	(4,286)	(582)
Non-covered loans | Consumer
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Total loans	55,036		55,576			26,706
Allowance for loan losses	$ (285)	$ (141)	$ (88)	$ (42)	$ (17)	$ (5)